Collaboration, License and Option Agreement with Curis, Inc	12 Months Ended
Mar. 31, 2022
Collaboration Agreement [Line Items]
Collaboration, License and Option Agreement with Curis, Inc
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. Collaboration, License and Option Agreement with Curis, Inc.

On January 18, 2015, Aurigene Discovery Technologies Limited (
"
ADTL
"
), a wholly-owned subsidiary of the parent company, entered into a Collaboration, License and Option Agreement (as amended, the "Collaboration Agreement") with Curis, Inc. (
"
Curis
"
) to discover, develop and commercialize small molecule antagonists for immuno-oncology and precision oncology targets.

Revenues under the Collaboration Agreement consist of upfront consideration (including shares of Curis common stock) and the development and commercial milestone payments (including royalties) which are deferred and recognized as revenue over the period for which ADTL has continuing performance obligations.

As a partial consideration for the collaboration, the following shares of common stock of Curis were issued to ADTL:

	Number of Curis shares (pre-split)	Fair value
Pursuant to the collaboration agreement dated January 18, 2015	17.1 million	Rs.1,452 (U.S.$23.5)
Pursuant to an amendment to collaboration agreement dated September 7, 2016 (Common stock in lieu of receiving up to U.S.$24.5 of milestone and other payments)	10.2 million	Rs.1,247 (U.S.$18.8)

The Company has classified all of the shares of Curis common stock received, as a partial consideration for the collaboration, as an investment in equity instruments measured at FVTOCI.

In May 2018, Curis completed a 1-for-5 reverse stock split of its common stock. After giving effect to such stock split, the total number of Curis equity shares held by the Company is 5.47 million.

The following table is a summary of the details of cost, fair value, and the amount recognized in OCI of the fair value changes:

	As of March 31, 2022
	Cost		Unrealized loss		Fair value
Received on January 18, 2015	Rs.	1,452	Rs.	(834)	Rs.	618
Received on September 7, 2016		1,247		(879)		368
	Rs.	2,699	Rs.	(1,713)	Rs.	986